Bank Loan - Current Portion	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Bank Loan - current portion
9.	Bank Loan – current portion

As of December 31, 2016, and 2017, the Company’s bank debt is as follows:

NBG
December 31, 2015	$17,598
Additions	$—
Payments	$—
December 31, 2016	$17,598
Additions	$—
Payments	$—
December 31, 2017	$17,598

Lender	Vessel	Remaining Repayment Terms

National Bank of Greece	M/V Free Neptune	The loan matured on December 16, 2016.

The indicated vessel in the above table is pledged as collateral for the respective loan.

The Company’s credit facility with NBG bears interest at LIBOR plus a margin of 4% and is secured by mortgage on the financed vessel (M/V Free Neptune) and assignments of vessel’s earnings and insurance coverage proceeds. It also includes affirmative and negative financial covenants of the borrower, including maintenance of operating accounts, average cash balances to be maintained with the lending bank and minimum ratios for the fair value of the collateral vessel compared to the outstanding loan balance. The borrower is restricted under its respective loan agreement from incurring additional indebtedness, changing the vessel’s flag without the lender’s consent or distributing earnings.

The weighted average interest rate for the year ended December 31, 2017 and 2016 was 4%. Interest expense incurred under the above loan agreement amounted to $1,935, $1,467 and $1,237 for the years ended December 31, 2017, 2016 and 2015, respectively, and is included in “Interest and Finance Costs” in the accompanying consolidated statements of operations.

On February 22, 2014, the Company and certain of its subsidiaries entered into terms with the National Bank of Greece (“NBG”) for settlement of its obligations arising from the loan agreement with NBG. Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company’s obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700. On September 17, 2014, the Company made a payment of $2,700 to reduce outstanding indebtedness with NBG. On September 24, 2014, the Company sold the M/V Free Impala, a 1997-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. Subsequently, the amount of $3,300 had been used to reduce outstanding indebtedness with NBG, which had a mortgage on the vessel. The agreed settlement of the Company’s obligations, arising from the loan agreement with NBG mentioned above, was not realized and negotiations have resumed for a new agreement. On June 18, 2015, the Company received from NBG a reservation of rights letter stating that the Bank may take any actions and may exercise all of their rights and remedies referred in the security documents. In December 2017, the Company received notification from NBG that the Company has not paid the aggregate amount of $25,788 constituting repayment installments, accrued loan and default interest due on December 15, 2017.

Loan Covenants

As of December 31, 2016, and December 31, 2017, the Company was in breach of certain of its financial covenants for its loan agreement with NBG, including the loan-to-value ratio, interest cover ratio, minimum liquidity requirements and leverage ratio. Thus, in accordance with guidance related to classification of obligations that are callable by the creditor, the Company has classified all of the related long-term debt amounting to $17,598 as current at December 31, 2017.

NBG loan agreement:

●	Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000;

●	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%;

●	Ratio of EBITDA to net interest expense shall not be less than 3; and

●	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter.

The covenants described above are tested annually on December 31st.